Issued Capital	12 Months Ended
Jun. 30, 2025
Issued Capital [Abstract]
Issued capital

Note 23. Issued capital

	Consolidated
	30 June 2025	30 June 2024	30 June 2025	30 June 2024
	Shares	Shares	$	$

Ordinary shares - fully paid	10,028,025	8,118,075	33,945,869	26,608,227

Movements in ordinary share capital

Details	Date	Shares	Issue price	$

Opening balance	1 July 2024	8,118,075		26,608,227
Initial public offering	30 October 2024	1,300,000	$6.08	7,913,463
Shares issued in Lieu of Marketing fees	15 November 2024	45,000	$2.55	114,750
Shares issued in Lieu of Investor fees	25 November 2024	68,027	$4.52	307,482
Share issued in lieu of advisory fee	31 October 2024	100,000	$3.61	361,000
Lincoln Park Share Purchase Agreement Commitment Shares	13 March 2025	175,000	$1.35	237,717
Share conversion of convertible notes	21 January 2025	201,923	$2.14	432,115
Shares issued to ARC Group for IPO related fees	31 October 2024	20,000	$7.60	152,048
Capital raising cost	1 July 2024	-	$0.00	(2,180,933)

		10,028,025		33,945,869

Closing balance	30 June 2025	10,028,025		33,945,869

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Capital risk management

The Consolidated Entity’s objectives when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.

Capital is regarded as total equity, as recognised in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents. The Consolidated Entity may issue shares to investors and suppliers (and employees) time to time to raise capital and compensate for services received.

In order to maintain or adjust the capital structure, the Consolidated Entity may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

As of 30 June, 2025, the company has 91,000 warrants outstanding, each entitling the holder to purchase one common share of the company at an exercise price of $5.00 USD. The warrants expire 5 years from the date of issuance. The company has estimated the relative fair value of the outstanding warrants and found it to be immaterial to be reported for the period ending 30 June, 2025.